Finance cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Lease finance charges (Note 18.3)	$ 73,528	$ 127,426	$ 341,510
Finance costs	40,979	61,440	3,576,767
Finance Costs
Disclosure of attribution of expenses by nature to their function [line items]
Lease finance charges (Note 18.3)	25,121	49,248	110,174
Interest accretion on financial liabilities	15,858	12,192
Cost of acquiring equity facility (B. Riley)			2,772,934
Interest expense on convertible notes			439,026
Loss on conversion of notes			150,227
Interest expense on loans			104,406
Finance costs	$ 40,979	$ 61,440	$ 3,576,767